Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Australia - 5.9%
Centuria Capital Group (A)	63,746	$ 77,396
Centuria Industrial, REIT (A)	31,228	73,015
Charter Hall Group, REIT	4,887	36,432
Charter Hall Long Wale, REIT	4,026	13,255
Dexus, REIT (A)	32,791	199,054
Goodman Group, REIT	23,692	288,062
Lendlease Corp., Ltd.	6,416	52,121
Vicinity Centres, REIT (A)	112,314	103,752

		843,087

Belgium - 0.9%
Aedifica SA, REIT	1,119	128,940

Canada - 1.5%
Allied Properties, REIT	4,780	143,138
Canadian Apartment Properties, REIT	2,153	78,070

		221,208

Cayman Islands - 1.9%
ESR Cayman, Ltd. (B) (C)	107,200	264,357

France - 0.9%
Klepierre SA, REIT	3,395	58,797
Unibail-Rodamco-Westfield, REIT (A)	1,274	66,827

		125,624

Germany - 4.6%
Deutsche Wohnen SE	3,813	185,527
Vonovia SE	7,304	472,100

		657,627

Hong Kong - 4.4%
CK Asset Holdings, Ltd.	36,000	199,896
Kerry Properties, Ltd.	5,500	13,088
Link, REIT	10,500	81,470
New World Development Co., Ltd.	35,000	170,897
Sun Hung Kai Properties, Ltd.	5,000	60,809
Swire Properties, Ltd.	41,400	95,675

		621,835

Japan - 13.2%
Activia Properties, Inc., REIT	42	138,216
Comforia Residential, Inc., REIT (A)	31	97,097
Daito Trust Construction Co., Ltd.	1,000	78,422
Daiwa House Industry Co., Ltd.	7,200	158,884
Hankyu Hanshin, Inc., REIT	17	18,304
Heiwa Real Estate Co., Ltd.	300	7,323
Heiwa Real Estate, Inc., REIT	25	25,908
Ichigo Office Investment Corp., REIT	133	86,782
Japan Hotel Investment Corp., REIT (A)	132	47,882
Japan Real Estate Investment Corp., REIT	40	204,094
Katitas Co., Ltd. (A)	500	11,438
Kenedix Office Investment Corp., REIT	35	190,459
MCUBS MidCity Investment Corp., REIT	134	87,313
Mitsui Fudosan Co., Ltd.	14,800	231,383
Mitsui Fudosan Logistics Park, Inc., REIT	18	98,242
Sumitomo Realty & Development Co., Ltd.	8,700	221,868
Tokyu Fudosan Holdings Corp.	44,200	168,912

		1,872,527

	Shares	Value
COMMON STOCKS (continued)
Luxembourg - 1.1%
Aroundtown SA (B)	26,947	$ 162,264

Norway - 0.7%
Entra ASA (C)	6,752	95,317

Republic of Korea - 0.1%
LOTTE Co., Ltd., REIT	4,432	19,299

Singapore - 2.5%
AIMS APAC, REIT	49,300	43,363
Cromwell European, REIT	141,900	72,254
Frasers Logistics & Commercial Trust, REIT	100,200	99,191
Lendlease Global Commercial, REIT	189,194	86,483
Mapletree Logistics Trust, REIT	39,200	61,061

		362,352

Spain - 1.3%
Cellnex Telecom SA (C)	2,085	131,218
Inmobiliaria Colonial Socimi SA, REIT	6,833	58,571

		189,789

Sweden - 1.6%
Castellum AB	6,138	132,007
Kungsleden AB	11,197	90,565

		222,572

Thailand - 0.2%
Asset World Corp. PCL	208,700	26,979

United Kingdom - 6.0%
Assura PLC, REIT	133,319	137,458
Big Yellow Group PLC, REIT	6,722	89,624
Derwent London PLC, REIT	3,001	112,905
LondonMetric Property PLC, REIT	32,886	99,348
Segro PLC, REIT	20,357	257,806
UNITE Group PLC, REIT (B)	12,862	157,860

		855,001

United States - 52.7%
Alexandria Real Estate Equities, Inc., REIT	2,006	356,165
American Campus Communities, Inc., REIT	881	31,399
American Homes 4 Rent, Class A, REIT	8,628	250,212
Apple Hospitality, Inc., REIT	6,333	55,857
Boston Properties, Inc., REIT	2,950	262,815
CareTrust, Inc., REIT	7,220	130,104
Cousins Properties, Inc., REIT	5,911	181,586
CyrusOne, Inc., REIT	417	34,786
Digital Realty Trust, Inc., REIT	2,693	432,334
EPR Properties, REIT	4,368	125,056
Equinix, Inc., REIT	975	765,843
Equity Residential, REIT	6,650	356,639
Extra Space Storage, Inc., REIT	2,913	301,029
Federal Realty Investment Trust, REIT	1,386	105,752
Healthcare Trust of America, Inc., Class A, REIT	4,620	127,558
Healthpeak Properties, Inc., REIT	7,494	204,511
Hudson Pacific Properties, Inc., REIT	4,536	106,914
Mid-America Apartment Communities, Inc., REIT	2,243	267,343
Pebblebrook Hotel Trust, REIT	4,426	46,916
Prologis, Inc., REIT	7,835	825,966
Regency Centers Corp., REIT	3,998	164,038
Rexford Industrial Realty, Inc., REIT	6,799	319,077
RLJ Lodging Trust, REIT	11,949	95,711

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
SBA Communications Corp., REIT	50	$ 15,577
Simon Property Group, Inc., REIT	3,241	202,076
Spirit Realty Capital, Inc., REIT	6,408	220,820
STAG Industrial, Inc., REIT	5,101	166,293
Sun Communities, Inc., REIT	2,091	313,504
Switch, Inc., Class A	4,443	79,930
UDR, Inc., REIT	6,103	220,929
VEREIT, Inc.	19,484	126,841
VICI Properties, Inc., REIT	11,877	257,850
Welltower, Inc., REIT	6,603	353,657

		7,505,088

Total Common Stocks (Cost $13,140,842)		14,173,866

RIGHT - 0.1%
Spain - 0.1%
Cellnex Telecom SA, (A) (B) Exercise Price EUR 39, Expiration Date 08/12/2020	2,085	8,719

Total Right (Cost $0)		8,719

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (D)	73,121	$ 73,121

Total Other Investment Company (Cost $73,121)		73,121

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 0.00% (D), dated 07/31/2020, to be repurchased at $112,306 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $114,561.	$ 112,306	112,306

Total Repurchase Agreement (Cost $112,306)		112,306

Total Investments (Cost $13,326,269)		14,368,012
Net Other Assets (Liabilities) - (0.9)%		(135,199)

Net Assets - 100.0%		$ 14,232,813

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	08/28/2020	USD	157,020	AUD	225,000	$—	$(3,750)
BNP	08/28/2020	USD	22,163	CAD	30,000	—	(235)
BNP	08/28/2020	USD	44,696	EUR	38,000	—	(93)
BNP	08/28/2020	SGD	355,000	USD	255,697	2,682	—
BNP	08/28/2020	CHF	155,000	USD	164,859	4,763	—
BOA	08/28/2020	USD	12,544	AUD	18,000	—	(318)
BOA	08/28/2020	USD	17,115	EUR	15,000	—	(565)
BOA	08/28/2020	SEK	282,000	USD	30,863	1,264	—
BOA	08/28/2020	GBP	2,000	USD	2,526	93	—
BOA	08/28/2020	JPY	238,000	USD	2,223	26	—
CITI	08/28/2020	USD	21,288	HKD	165,000	—	(2)
CITI	08/28/2020	CAD	1,000	USD	739	8	—
CITI	08/28/2020	GBP	19,000	USD	24,647	228	—
GSI	08/28/2020	USD	65,197	NOK	612,000	—	(2,052)
GSI	08/28/2020	HKD	15,000	USD	1,935	—	—
HSBC	08/28/2020	USD	2,609	GBP	2,000	—	(10)
HSBC	08/28/2020	USD	22,450	HKD	174,000	—	—
HSBC	08/28/2020	USD	57,846	JPY	6,200,000	—	(743)
HSBC	08/28/2020	USD	25,757	THB	808,000	—	(152)
HSBC	08/28/2020	EUR	7,000	USD	8,213	38	—
HSBC	08/28/2020	SGD	8,000	USD	5,796	26	—
HSBC	08/28/2020	CAD	5,000	USD	3,723	10	—
JPM	08/28/2020	USD	5,715	AUD	8,000	—	(1)
JPM	08/28/2020	USD	9,598	CHF	9,000	—	(251)
JPM	08/28/2020	USD	16,505	EUR	14,000	3	—
JPM	08/28/2020	USD	263,698	GBP	209,000	—	(9,926)
JPM	08/28/2020	USD	1,770	JPY	186,000	12	—
JPM	08/28/2020	ILS	239,000	USD	69,485	738	—
JPM	08/28/2020	AUD	38,000	USD	27,008	144	—
SSB	08/28/2020	USD	3,721	CAD	5,000	—	(12)

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/28/2020	USD	62,503	EUR	55,000	$—	$(2,324)
SSB	08/28/2020	USD	43,738	HKD	339,000	—	(2)
SSB	08/28/2020	USD	1,771	JPY	186,000	13	—
SSB	08/28/2020	USD	2,181	SGD	3,000	—	(2)
SSB	08/28/2020	NZD	68,350	USD	44,964	367	—
SSB	08/28/2020	ZAR	120,000	USD	7,134	—	(136)
SSB	08/28/2020	EUR	14,200	USD	16,543	193	—
SSB	08/28/2020	JPY	3,815,000	USD	35,696	354	—
SSB	08/28/2020	AUD	450	USD	322	—	(1)
SSB	08/28/2020	SGD	10,300	USD	7,484	14	—
SSB	08/28/2020	CAD	200	USD	150	—	—
SSB	08/28/2020	GBP	8,500	USD	11,064	64	—
UBS	08/28/2020	USD	5,195	GBP	4,000	—	(42)
UBS	08/28/2020	USD	20,645	HKD	160,000	—	—
UBS	08/28/2020	USD	3,172	JPY	340,000	—	(41)
UBS	08/28/2020	JPY	288,000	USD	2,689	33	—
UBS	08/28/2020	EUR	28,000	USD	32,969	34	—
UBS	08/28/2020	HKD	108,000	USD	13,935	—	—
UBS	08/28/2020	GBP	8,000	USD	10,298	176	—
UBS	08/28/2020	CAD	5,000	USD	3,718	15	—
UBS	08/28/2020	AUD	33,000	USD	23,651	—	(71)

Total						$11,298	$(20,729)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	76.5%	$10,985,490
Real Estate Management & Development	20.0	2,872,853
Diversified Telecommunication Services	1.0	139,937
IT Services	0.5	79,930
Capital Markets	0.5	77,396
Hotels, Restaurants & Leisure	0.2	26,979

Investments	98.7	14,182,585
Short-Term Investments	1.3	185,427

Total Investments	100.0%	$14,368,012

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$7,726,296	$6,447,570	$—	$14,173,866
Right	—	8,719	—	8,719
Other Investment Company	73,121	—	—	73,121
Repurchase Agreement	—	112,306	—	112,306

Total Investments	$7,799,417	$6,568,595	$—	$14,368,012

Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$11,298	$—	$11,298

Total Other Financial Instruments	$—	$11,298	$—	$11,298

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(20,729)	$—	$(20,729)

Total Other Financial Instruments	$—	$(20,729)	$—	$(20,729)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $515,813, collateralized by cash collateral of $73,121 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $473,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $490,892, representing 3.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Global Real Estate Securities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Global Real Estate Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 7